Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense:
United Kingdom	$ (1.6)	$ 0.0	$ 0.0
Foreign	110.2	72.6	43.5
Total current tax expense	108.6	72.6	43.5
Deferred tax (benefit) expense:
United Kingdom	0.0	0.0	0.0
Foreign	(22.1)	28.0	(8.7)
Total income tax expense	$ 86.5	$ 100.6	$ 34.8
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate (as percent)	20.00%	20.30%	21.30%
Non-U.K. taxes (as percent)	(6.30%)	(3.20%)	(11.30%)
Effective income tax rate (as percent)	13.70%	17.10%	10.00%